Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Document Period End Date	Jun. 30, 2024
C000009557 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Equity Portfolio
Class Name	Davis Equity Portfolio
Trading Symbol	QDVPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Equity Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Equity Portfolio	$38.47	0.72%*
*	Annualized.

Expenses Paid, Amount	$ 38.47
Expense Ratio, Percent	0.72% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund delivered a total return of 14.90%, versus a 15.29% return for the S&P 500®. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+17% vs +28%) and underweight (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
  Significantly overweight in Financials sector - (average weighting 41% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual holdings
    Solventum (-15%), Darling Ingredients (-26%), AGCO (-17%), and IAC (-11%)
Contributors to Performance
  Communication Services - outperformed the Index sector (+36% vs +27%) and overweight (average weighting 14% vs 9%)
    Meta Platforms (+43%) - largest individual contributor
    Alphabet (+31%)
  Financials - outperformed the Index sector (+12% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+13%), JPMorgan Chase (+20%), and Bank of New York Mellon (+17%)
  No exposure in Real Estate
  Individual holdings
    Applied Materials (+46%), Amazon.com (+27%), and Texas Instruments (+16%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Equity Portfolio	28.33%	12.34%	9.82%
S&P 500® Index	24.56%	15.03%	12.85%

Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 104,300,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 280,500
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$104.3
Total number of portfolio holdings as of 06/30/24	41
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in thousands)	$280.5

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Financials	35.60%
Information Technology	15.09%
Communication Services	14.03%
Health Care	13.35%
Consumer Discretionary	11.67%

Material Fund Change [Text Block]
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Value Portfolio to Davis Equity Portfolio effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Material Fund Change Name [Text Block]	In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Value Portfolio to Davis Equity Portfolio effective June 30, 2024.
Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents

[1]	Annualized.